Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of December 31, 2021
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents (money market funds)	$208,821	$—	$—	$208,821
Cash equivalents (certificates of deposit)	—	2,000	—	2,000
Short-term investments (certificates of deposit)	—	8,000	—	8,000
Total financial assets	$208,821	$10,000	$—	$218,821
Liabilities:
Contingent earnout liability	$—	$—	$103,660	$103,660
Common stock warrant liabilities (Private Placement Warrants)	—	—	497	497
Total financial liabilities	$—	$—	$104,157	$104,157

	Fair Value Measured as of December 31, 2020
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents (money market funds)	$35,623	$—	$—	$35,623
Total financial assets	$35,623	$—	$—	$35,623

Summary of Changes in Fair Value of Level 3 Financial Instruments
The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

($ in thousands)	Contingent Earnout Liability	Private Placement Warrants
Fair value as of December 31, 2020	$—	$—
Private placement warrant liability acquired as part of the merger	—	(553)
Contingent earnout liability recognized upon the closing of the reverse recapitalization	(159,432)	—
Change in fair value included in other (expense) income	55,772	56
Fair value as of December 31, 2021	$(103,660)	$(497)